Restructuring	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
In May 2017, management approved a plan to terminate the Company’s exclusive supply agreement (the “Agreement”) with one of its co-manufacturers, due to non-performance under the Agreement and on May 23, 2017, the Company notified the co-manufacturer of its decision to terminate the Agreement. In the three months ended June 29, 2019 and June 30, 2018, the Company recorded $0.8 million and $0.3 million, respectively, in restructuring expenses related to this dispute, which consisted primarily of legal and other expenses. In the six months ended June 29, 2019 and June 30, 2018, the Company recorded $1.2 million and $0.6 million, respectively, in restructuring expenses related to this dispute, which consisted primarily of legal and other expenses. See Note 9 for further information. As of June 29, 2019 and December 31, 2018, there were no accrued unpaid liabilities associated with this contract termination.
Inventories
Major classes of inventory were as follows:

(in thousands)	June 29, 2019	December 31, 2018
Raw materials and packaging	$25,047	$13,756
Work in process	5,635	2,517
Finished goods	12,013	13,984
Total	$42,695	$30,257

Restructuring
In May 2017, management approved a plan to terminate its exclusive supply agreement or Agreement with one of its co-manufacturers, due to non-performance under the Agreement and on May 23, 2017, the Company notified the co-manufacturer of its decision to terminate the Agreement. In accordance with the Company’s policy of reviewing long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable, the Company determined that as of May 23, 2017, the date the Company notified the co-manufacturer of its decision to terminate the Agreement, the assets held in possession of the co-manufacturer were no longer recoverable. The Company recorded restructuring expenses of $3.5 million in 2017, of which $2.3 million were related to the impairment write-off of long-lived assets comprised of certain unrecoverable equipment located at the co-manufacturer’s site and company-paid leasehold improvements to the co-manufacturer’s facility pursuant to the Agreement, and $1.2 million was primarily related to legal and other expenses associated with the dispute with the co-manufacturer (see Note 9). In addition, the Company recorded $2.4 million in write-off of unrecoverable inventory held at the co-manufacturer’s site which is included in cost of goods sold (see Note 4) and $1.2 million in expenses related to the dispute in SG&A expenses in the Company’s statement of operations in the year ended December 31, 2017. In 2018, the Company recorded $1.5 million in restructuring expenses related to this dispute, which consisted primarily of legal and other expenses. As of December 31, 2017 and 2018, there were no accrued unpaid liabilities associated with this contract termination.